Document And Entity Information	12 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	LEDDARTECH HOLDINGS INC.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001981462
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	4535, boulevard Wilfrid-Hamel
Entity Address, Address Line Two	Suite 240
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	G1P 2J7
Entity Address, City or Town	Canada
City Area Code	(418)
Local Phone Number	653-9000
Business Contact
Document Information Line Items
Entity Address, Address Line One	1209 Orange Street
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Entity Address, City or Town	Wilmington
City Area Code	(418)
Local Phone Number	653-9000
Contact Personnel Name	c/o The Corporation Trust Company